EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 4,880	$ 3,866
Non-current assets	22,496	12,054
Total assets	27,376	15,920
Current liabilities	5,985	5,629
Non-current liabilities	17,320	9,155
Total liabilities	23,305	14,784
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	446	400
Non-current assets	688	252
Total assets	1,134	652
Current liabilities	392	346
Non-current liabilities	194	171
Total liabilities	586	517
Total net assets	$ 548	$ 135